Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Liability recorded for potentially settled shares	$ 1	$ 3
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	162,344	594,470
Vested (in shares)	(49,477)	(76,411)
Forfeited (in shares)	(6,797)	(153,805)
Settled (in shares)	0	(201,910)
Units outstanding - ending (in shares)	106,070	162,344
Number of shares potentially settled (in shares)		7,740
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	200,883	432,780
Vested (in shares)	(3,728)	(88,532)
Forfeited (in shares)	(7,125)	(84,745)
Settled (in shares)	(56,410)	(58,620)
Units outstanding - ending (in shares)	133,620	200,883
Number of shares potentially settled (in shares)	12,980	96,330